ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
These unaudited interim condensed consolidated financial statements are stated in accordance with U.S. GAAP. These unaudited interim condensed consolidated financial statements include the assets and liabilities of the Company and those of the Company's subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Recently issued accounting standards	In March 2020, the FASB issued final ASU 2020-04 (ASC 848 Reference Rate Reform), which provides temporary optional expedients and exceptions to the guidance in US GAAP on contract modifications, hedge accounting and other transactions affected by reference reform if certain criteria are met. The amendments in this update are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. The Company has determined that reference rate reforms will primarily impact its floating rate debt facilities and the interest rate derivatives to which it is a party. We expect to take advantage of the expedients and exceptions for applying GAAP provided by the updates when reference rates currently in use are discontinued and replaced with alternative reference rates.